PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2024	2023	2022
	$’000	$’000	$’000

At cost:
Leasehold buildings	-	-	8,089
Motor vehicles	2,665	2,723	1,938
Office equipment, and furniture and fittings	1,648	1,754	3,032
	4,313	4,477	13,059
Less: accumulated depreciation	(2,722)	(2,660)	(5,841)

Property and equipment, net	1,591	1,817	7,218